Summary of Significant Accounting Policies - Additional Information (Detail)	Mar. 11, 2021 USD ($) shares
Federal depository insurance coverage	$ 250,000
Cash equivalents	0
Cash held in the Trust Account	$ 230,000,000.0
Common Stock Subject to Mandatory Redemption [Member]
Temporary equity, shares subject to possible redemption | shares	23,000,000